Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,055,099	$ 1,942,427	$ 6,053,928	$ 5,779,384
Ireland
Segment Reporting Information [Line Items]
Revenue	596,337	526,867	1,701,580	1,395,198
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	384,720	397,538	1,172,752	1,281,996
U.S.
Segment Reporting Information [Line Items]
Revenue	831,789	903,200	2,524,212	2,767,844
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 242,253	$ 114,822	$ 655,384	$ 334,346